6. Property And Equipment,Net	12 Months Ended
Dec. 31, 2013
Property And Equipmentnet
Property And Equipment,Net

Property and equipment included in the consolidated balance sheets as of December 31, 2012 and 2013 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Motor vehicles	¥1,245,883	¥1,245,883	$205,805
Leasehold improvements	2,872,265	2,870,432	474,162
Office equipment	5,850,489	5,498,110	908,223
Communication equipment	61,871	38,000	6,277
Software	1,799,942	1,980,995	327,237
Total	11,830,450	11,633,420	1,921,704
Less: Accumulated depreciation	(7,472,485)	(8,134,647)	(1,343,748)
Property and equipment, net	¥4,357,965	¥3,498,773	$577,956

Depreciation expense was RMB2.0 million, RMB2.0 million and RMB1.9 million (US$0.3 million) for the years ended December 31, 2011, 2012, and 2013, respectively.